Pension and Retirement Allowance Plans	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Pension and Retirement Allowance Plans

11. PENSION AND RETIREMENT ALLOWANCE PLANS

The Company and certain of its subsidiaries have various contributory and noncontributory employees' pension fund plans in trust covering substantially all of their employees. Under the plans, employees are entitled to lump-sum payments at the time of termination or retirement, or to pension payments.

Contributions to these plans have been made to provide future pension payments in conformity with an actuarial calculation determined by the current basic rate of pay.

The changes in the benefit obligations and plan assets of the pension plans for the years ended March 31, 2010 and 2011 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥279,477	¥274,880	$3,311,807
Service cost	11,255	10,819	130,349
Interest cost	5,249	5,705	68,735
Actuarial (gain) loss	(5,760)	1,549	18,663
Benefits paid	(15,341)	(17,263)	(207,988)

Benefit obligations at end of year	274,880	275,690	3,321,566

Change in plan assets:
Fair value of plan assets at beginning of year	146,990	162,307	1,955,506
Actual return on plan assets	14,761	(1,922)	(23,157)
Employer contribution	8,866	8,877	106,952
Partial withdrawal of plan assets	(350)	(240)	(2,892)
Benefits paid	(7,960)	(9,191)	(110,734)

Fair value of plan assets at end of year	162,307	159,831	1,925,675

Funded status	¥(112,573)	¥(115,859)	$(1,395,891)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥143,344	¥171,230	$2,063,012
Service cost	2,461	1,821	21,940
Interest cost	9,491	9,014	108,602
Plan participants' contributions	590	516	6,217
Actuarial loss	29,423	5,571	67,120
Prior service cost (credit)	(1,376)	702	8,458
Settlement	(1,821)	(984)	(11,855)
Benefits paid	(6,732)	(6,292)	(75,807)
Foreign exchange impact	(5,700)	(14,486)	(174,530)
Benefit obligations assumed in connection with business acquisition	1,550	—	—

Benefit obligations at end of year	¥171,230	¥167,092	$2,013,157

Change in plan assets:
Fair value of plan assets at beginning of year	¥122,559	¥143,259	$1,726,012
Actual return on plan assets	26,895	8,671	104,470
Employer contribution	5,697	5,565	67,048
Plan participants' contributions	590	516	6,217
Settlement	(617)	(84)	(1,012)
Benefits paid	(6,732)	(6,292)	(75,807)
Foreign exchange impact	(5,133)	(9,593)	(115,579)

Fair value of plan assets at end of year	¥143,259	¥142,042	$1,711,349

Funded status	¥(27,971)	¥(25,050)	$(301,808)

Net amounts recognized in the consolidated balance sheets as of March 31, 2010 and 2011 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Lease deposits and other	¥4,006	¥3,693	$44,494
Accrued expenses and other	(6,617)	(6,812)	(82,072)
Accrued pension and severance costs	(109,962)	(112,740)	(1,358,313)

Net amount recognized	¥(112,573)	¥(115,859)	$(1,395,891)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Lease deposits and other	¥1,756	¥3,465	$41,747
Accrued expenses and other	(222)	(280)	(3,374)
Accrued pension and severance costs	(29,505)	(28,235)	(340,181)

Net amount recognized	¥(27,971)	¥(25,050)	$(301,808)

Net amounts recognized in accumulated other comprehensive loss as of March 31, 2010 and 2011 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Net actuarial loss	¥93,161	¥91,275	$1,099,699
Prior service credit	(37,443)	(33,634)	(405,229)

Net amount recognized	¥55,718	¥57,641	$694,470

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Net actuarial loss	¥21,185	¥20,902	$251,831
Prior service credit	(1,698)	(1,220)	(14,698)

Net amount recognized	¥19,487	¥19,682	$237,133

The accumulated benefit obligations are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Accumulated benefit obligations	¥274,259	¥270,800	$3,262,651

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Accumulated benefit obligations	¥166,918	¥162,869	$1,962,277

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	Domestic plans		Foreign plans
	2010	2011	2010	2011
Discount rate	2.1%	2.0%	6.2%	5.6%
Rate of compensation increase	6.5%	3.3%	3.5%	2.0%

Weighted-average assumptions used to determine the net periodic benefit cost for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Domestic plans			Foreign plans
	2009	2010	2011	2009	2010	2011
Discount rate	2.2%	1.9%	2.1%	5.7%	6.9%	6.2%
Rate of compensation increase	6.5%	6.5%	6.5%	3.8%	3.9%	3.5%
Expected long-term return on plan assets	1.4%	0.4%	0.3%	6.0%	6.5%	5.7%

The net periodic pension cost of the pension plans for the years ended March 31, 2009, 2010 and 2011 consist of the following components:

	Millions of Yen			Thousands of U.S. Dollars
Domestic plans	2009	2010	2011	2011
Service cost	¥10,796	¥11,255	¥10,819	$130,349
Interest cost	5,704	5,249	5,705	68,735
Expected return on plan assets	(2,565)	(525)	(531)	(6,398)
Net amortization	1,026	3,447	1,860	22,410
Settlement benefit	(124)	—	—	—

Total net periodic pension cost	¥14,837	¥19,426	¥17,853	$215,096

	Millions of Yen			Thousands of U.S. Dollars
Foreign plans	2009	2010	2011	2011
Service cost	¥3,904	¥2,461	¥1,821	$21,940
Interest cost	7,723	9,491	9,014	108,603
Expected return on plan assets	(7,593)	(7,972)	(8,236)	(99,229)
Net amortization	(11)	450	935	11,265
Settlement benefit	37	(230)	(182)	(2,193)

Total net periodic pension cost	¥4,060	¥4,200	¥3,352	$40,386

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥274,880	¥275,690	$3,321,566
Fair value of plan assets	162,307	159,831	1,925,675
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥274,259	¥270,800	$3,262,651
Fair value of plan assets	162,307	159,831	1,925,675

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥168,533	¥161,384	$1,944,386
Fair value of plan assets	140,167	136,683	1,646,783
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥161,789	¥157,661	$1,899,530
Fair value of plan assets	137,619	136,378	1,643,108

The three levels of input used to measure fair value are more fully described in Note 18. The fair values of Ricoh's benefit plan assets as of March 31, 2010 and 2011, by asset class, are as follows:

	Millions of Yen
	March 31, 2010
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥28,538	¥—	¥—	¥28,538
Pooled funds(e)	—	44,271	—	44,271
Debt securities:
Domestic bonds	5,588	—	—	5,588
Pooled funds(f)	—	30,028	—	30,028
Life insurance company general accounts	—	40,664	—	40,664
Other assets	35	13,183	—	13,218

Total assets	¥34,161	¥128,146	¥—	¥162,307

	Millions of Yen
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥25,893	¥—	¥—	¥25,893
Pooled funds(a)	—	35,215	—	35,215
Debt securities:
Domestic bonds	5,200	—	—	5,200
Foreign bonds	509	—	—	509
Pooled funds(b)	—	30,971	—	30,971
Life insurance company general accounts	—	41,633	—	41,633
Other assets	39	20,371	—	20,410

Total assets	¥31,641	¥128,190	¥—	¥159,831

	Thousands of Dollars
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$311,964	$—	$—	$311,964
Pooled funds(a)	—	424,277	—	424,277
Debt securities:
Domestic bonds	62,651	—	—	62,651
Foreign bonds	6,132	—	—	6,132
Pooled funds(b)	—	373,145	—	373,145
Life insurance company general accounts	—	501,602	—	501,602
Other assets	470	245,434	—	245,904

Total assets	$381,217	$1,544,458	$—	$1,925,675

	Millions of Yen
	March 31, 2010
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥165	¥—	¥—	¥165
Foreign companies	15,230	—	—	15,230
Pooled funds(g)	7,099	15,808	2,497	25,404
Debt securities:
Domestic bonds	1,007	—	—	1,007
Foreign bonds	27,837	—	—	27,837
Pooled funds(h)	32,927	12,311	6,554	51,792
Life insurance company general accounts	—	19,812	—	19,812
Other assets	1,088	675	249	2,012

Total assets	¥85,353	¥48,606	¥9,300	¥143,259

	Millions of Yen
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥158	¥—	¥—	¥158
Foreign companies	16,992	—	—	16,992
Pooled funds(c)	7,131	13,790	2,445	23,366
Debt securities:
Domestic bonds	1,084	—	—	1,084
Foreign bonds	32,047	—	—	32,047
Pooled funds(d)	23,922	14,454	6,346	44,722
Life insurance company general accounts	—	18,523	—	18,523
Other assets	2,222	753	2,175	5,150

Total assets	¥83,556	¥47,520	¥10,966	¥142,042

	Thousands of Dollars
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$1,904	$—	$—	$1,904
Foreign companies	204,723	—	—	204,723
Pooled funds(c)	85,916	166,144	29,458	281,518
Debt securities:
Domestic companies	13,060	—	—	13,060
Foreign companies	386,108	—	—	386,108
Pooled funds(d)	288,217	174,144	76,458	538,819
Life insurance company general accounts	—	223,169	—	223,169
Other assets	26,771	9,072	26,205	62,048

Total assets	$1,006,699	$572,529	$132,121	$1,711,349

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(d)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.
(e)	These funds invest in listed equity securities consisting of approximately 60% domestic companies and 40% foreign companies for domestic plans.
(f)	These funds invest in listed debt securities consisting of approximately 60% domestic bonds and 40% foreign bonds for domestic plans.
(g)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(h)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Common stock and bonds of the Company and certain of its domestic subsidiaries included in plan assets were immaterial at March 31, 2010 and 2011.

Ricoh's investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit investments in mutual funds and debt and equity securities and prohibit speculative investment in derivative financial instruments. Ricoh addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international fixed income securities and domestic and international equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Ricoh's model portfolio for Domestic plans consists of three major components: approximately 40% is invested in equity securities, approximately 20% is invested in debt securities, and approximately 40% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. However, Ricoh's model portfolio for foreign plans has been developed as follows: approximately 30% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 15% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The fair value of Level 3 assets for foreign plans, consisting of commingled funds and so on, was ¥9,300 million and ¥10,966 million ($132,121 thousand) as of March 31, 2010 and 2011, respectively.

The following table presents a reconciliation of activity for the assets and liabilities classified as Level 3 in the fair value hierarchy for the years ended March 31, 2010 and 2011.

	Millions of yen
	2010
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥1,535	¥3,936	¥1,911	¥7,382
Actual return on plan assets:
Relating to assets still held at the reporting date	667	1,597	—	2,264
Relating to assets sold during the period	—	—	—	—
Purchases, sales, and settlements, net	374	1,225	(1,558)	41
Foreign exchange impact	(79)	(204)	(104)	(387)

Balance at end of period	¥2,497	¥6,554	¥249	¥9,300

	Millions of yen
	2011
Foreign plans	Equity securities: Pooled funds	Debt securities: Pooled funds	Other assets	Total
Balance at beginning of period	¥2,497	¥6,554	¥249	¥9,300
Actual return on plan assets:
Relating to assets still held at the reporting date	220	602	—	822
Relating to assets sold during the period	—	25	—	25
Purchases, sales, and settlements, net	—	(123)	2,013	1,890
Foreign exchange impact	(272)	(712)	(87)	(1,071)

Balance at end of period	¥2,445	¥6,346	¥2,175	¥10,966

	Thousands of Dollars
	2011
Foreign plans	Equity securities: Pooled funds	Debt securities: Pooled funds	Other assets	Total
Balance at beginning of period	$30,084	$78,964	$3,000	$112,048
Actual return on plan assets:
Relating to assets still held at the reporting date	2,651	7,253	—	9,904
Relating to assets sold during the period	—	301	—	301
Purchases, sales, and settlements, net	—	(1,482)	24,253	22,771
Foreign exchange impact	(3,277)	(8,578)	(1,048)	(12,903)

Balance at end of period	$29,458	$76,458	$26,205	$132,121

Ricoh expects to contribute ¥12,030 million to its pension plans for the year ending March 31, 2012. The estimated net actuarial loss and prior service credit for Ricoh's pension fund plans that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost over the next year ending March, 2012 are ¥6,516 million and ¥(4,315) million, respectively.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2012	¥15,003	¥7,156
2013	15,704	7,258
2014	13,786	7,759
2015	16,072	8,040
2016	15,435	8,414
2017 – 2021	87,010	48,931

The Company and certain subsidiaries have defined contribution plans. The cost of defined contribution plans for the years ended March 31, 2009, 2010 and 2011 were ¥6,768 million, ¥5,768 million and ¥6,620 million ($79,759 thousand), respectively.